Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2023
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2023	2022

Basic weighted average number of shares outstanding	452,814	451,570

Effect of dilutive securities

Share purchase options	318	425

Restricted share units	331	349

Diluted weighted average number of shares outstanding	453,463	452,344

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$60.58, compared to Cdn$50.55 for the comparable period in 2022.

	Years Ended December 31

(in thousands)	2023	2022

Share purchase options	37	337

Share purchase warrants	-	10,000

Total	37	10,337